UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,814,123,791)
COMMON STOCK — 73.4%
	Shares	Fair Value
ARGENTINA — 1.0%
MercadoLibre	45,948	$ 17,786,471

BRAZIL — 1.2%
Ambev ADR	651,401	4,475,125
Qualicorp	1,849,400	17,756,794

		22,231,919

CANADA — 1.0%
Stars Group *	708,609	18,003,277

CHINA — 9.9%
Alibaba Group Holding ADR *	99,920	20,412,657
China International Capital, Cl H (1)	9,120,800	20,497,359
CSPC Pharmaceutical Group	9,668,000	21,455,195
Galaxy Entertainment Group	3,107,000	27,524,573
Ping An Insurance Group of China, Cl H	1,629,500	19,299,492
Sino Biopharmaceutical	6,751,000	12,444,558
Tencent Holdings	326,700	19,361,485
Weichai Power, Cl H	13,759,000	17,201,718
WH Group (1)	16,908,000	20,944,120

		179,141,157

FRANCE — 1.1%
Engie	1,190,144	20,657,297

GERMANY — 2.4%
E.ON	1,920,669	20,171,507
Wirecard	189,035	23,540,190

		43,711,697

HONG KONG — 1.3%
Sun Hung Kai Properties	1,296,000	22,514,928

IRELAND — 1.3%
ICON ADR *	218,317	23,910,078

ITALY — 1.0%
Ferrari	158,106	18,893,667

JAPAN — 9.2%
Dai-ichi Life Holdings	1,324,100	27,720,349
Hitachi	743,000	5,896,631
Kajima	1,564,000	15,458,056
Mitsubishi Chemical Holdings	2,412,200	26,172,492
Nexon	806,600	26,783,228
Oji Holdings	2,860,000	19,569,662
Sumitomo Mitsui Financial Group	448,100	20,022,275
Suzuki Motor	435,700	24,856,092

		166,478,785

PERU — 0.8%
Credicorp	61,000	14,129,430

RUSSIA — 2.9%
Lukoil PJSC ADR	432,528	28,555,498
Sberbank of Russia PJSC ADR	1,211,170	24,405,076

		52,960,574

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

SPAIN — 1.0%
Repsol	994,166	$18,706,031

SWITZERLAND — 1.1%
Temenos Group	146,928	20,300,769

THAILAND — 0.5%
PTT PLC NVDR	582,100	9,144,100

TURKEY — 1.1%
Turkiye Garanti Bankasi	6,151,461	20,124,968

UNITED KINGDOM — 2.8%
Persimmon	478,868	17,011,611
Rio Tinto	194,067	10,806,911
Vodafone Group	7,649,152	24,393,008

		52,211,530

UNITED STATES — 33.8%
AbbVie	159,858	17,939,265
Alphabet, Cl C *	13,418	15,698,255
Amgen	187,871	34,953,400
Annaly Capital Management †	2,282,831	24,061,039
Baxter International	338,613	24,390,294
Biogen *	75,550	26,277,045
Blackstone Group	271,465	9,922,046
CME Group, Cl A	151,044	23,182,233
Cognizant Technology Solutions, Cl A	240,490	18,753,410
Eastman Chemical	268,300	26,609,994
Electronic Arts *	235,863	29,945,166
Emerson Electric	352,277	25,444,968
Facebook, Cl A *	119,800	22,389,422
Gilead Sciences	318,800	26,715,440
Las Vegas Sands	342,567	26,555,794
Lazard, Cl A	202,097	11,836,821
Mastercard, Cl A	111,900	18,911,100
MGM Growth Properties, Cl A	672,867	18,880,648
Microsoft	273,100	25,947,231
Morgan Stanley	558,321	31,573,053
MSCI, Cl A	128,161	17,843,856
New Residential Investment †	1,131,607	19,565,485
NVR *	5,490	17,448,153
PayPal Holdings *	307,500	26,235,900
Red Hat *	189,333	24,874,570
Wal-Mart Stores	227,700	24,272,820
Waste Management	239,609	21,188,624

		611,416,032

TOTAL COMMON STOCK (Cost $1,131,308,977)		$1,332,322,710

CORPORATE OBLIGATIONS — 9.5%
	Face Amount	Fair Value
BELGIUM — 0.2%
KBC Group MTN
2.375%, 11/25/24	$3,600,000	$4,643,206

CHINA — 0.2%
Wynn Macau
4.875%, 10/01/24 (1)	3,500,000	3,465,000

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(2)		Fair Value
FRANCE — 0.6%
Electricite de France MTN
4.250%, 01/29/67		$3,600,000	$4,754,544
Solvay Finance
5.118%, 06/02/66	EUR	3,600,000	5,017,133

			9,771,677

GERMANY — 1.4%
Bayer MTN
3.000%, 07/01/75	EUR	3,600,000	4,694,875
Deutsche Bank
6.000%, 04/30/66	EUR	3,600,000	4,704,261
Deutsche Lufthansa
5.125%, 08/12/75	EUR	3,600,000	4,931,943
HT1 Funding GmbH
1.842%, 06/29/66	EUR	3,600,000	4,420,933
Volkswagen International Finance
3.750%, 03/29/49	EUR	3,600,000	4,814,973

			23,566,985

ITALY — 0.6%
Assicurazioni Generali MTN
10.125%, 07/10/42	EUR	3,600,000	6,151,448
Enel
5.000%, 01/15/75	EUR	3,600,000	4,839,690

			10,991,138

LUXEMBOURG — 0.6%
Mallinckrodt International Finance
5.750%, 08/01/22 (1)	EUR	5,200,000	4,771,000
SES
4.625%, 12/31/49	EUR	3,600,000	4,803,754

			9,574,754

SPAIN — 1.2%
Banco Bilbao Vizcaya Argentaria
6.750%, 12/29/49	EUR	3,600,000	4,858,498
Banco Santander
6.250%, 09/11/49	EUR	3,600,000	4,971,892
6.250%, 03/12/49	EUR	3,600,000	4,655,095
Repsol International Finance BV
3.875%, 12/29/49	EUR	6,000,000	8,076,520

			22,562,005

UNITED STATES — 4.7%
Alliance Resource Operating Partners
7.500%, 05/01/25 (1)		1,800,000	1,948,500
GameStop
6.750%, 03/15/21 (1)		4,600,000	4,766,750
HP
4.300%, 06/01/21		3,600,000	3,747,973
Juniper Networks
4.600%, 03/15/21		4,000,000	4,174,917

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value
UNITED STATES — (continued)
Macy’s Retail Holdings
3.450%, 01/15/21	$3,600,000	$3,600,840
MSCI
5.250%, 11/15/24 (1)	3,600,000	3,747,600
Murphy Oil
4.450%, 12/01/22	3,600,000	3,618,000
PBF Holding
7.000%, 11/15/23	4,600,000	4,830,000
Pitney Bowes
3.625%, 10/01/21	4,600,000	4,416,000
RR Donnelley & Sons
7.875%, 03/15/21	4,600,000	4,789,750
Seagate HDD Cayman
4.250%, 03/01/22 (1)	3,600,000	3,661,200
Steel Dynamics
5.500%, 10/01/24	4,000,000	4,160,000
Tallgrass Energy Partners
5.500%, 09/15/24 (1)	4,600,000	4,703,500
Terex
5.625%, 02/01/25 (1)	4,000,000	4,105,000
VeriSign
4.625%, 05/01/23	3,600,000	3,690,000
Western Digital
4.750%, 02/15/26	1,580,000	1,599,750
Wynn Las Vegas
5.500%, 03/01/25 (1)	16,700,000	16,856,563
4.250%, 05/30/23 (1)	8,831,600	8,809,521

		87,225,864

TOTAL CORPORATE OBLIGATIONS (Cost $173,276,040)		$171,800,629

PREFERRED STOCK — 0.8%

	Shares	Fair Value
UNITED STATES — 0.8%
Annaly Capital Management, 6.950%†	547,000	$13,866,450

Total Preferred Stock (Cost $13,972,644)		$13,866,450

REGISTERED INVESTMENT COMPANIES — 0.5%

	Shares	Fair Value
UNITED STATES — 0.5%
PIMCO Dynamic Credit and Mortgage Income Fund	188,174	$4,241,442
PIMCO Dynamic Income Fund	131,486	3,970,877

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $8,171,631)		$8,212,319

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%

	Face Amount	Fair Value
FNMA
1.592%, VAR ICE LIBOR USD 3 Month+-0.050%, 03/21/18	$4,000,000	$4,001,275

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,001,782)		$4,001,275

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — 9.8%
	Face Amount	Fair Value

U.S. Treasury Bill 1.872%, 01/31/19(A)	$110,000,000	$107,956,310
U.S. Treasury Note 1.875%, 04/30/22	71,900,000	70,164,289

TOTAL U.S. TREASURY OBLIGATIONS (Cost $180,135,631)		$178,120,599

TOTAL INVESTMENTS — 94.2% (Cost $1,510,866,705)		$1,708,323,982

PURCHASED OPTIONS — 0.1%

		Fair Value

Total Purchased Options — 0.1% (Cost $3,396,211)		$1,265,298

PURCHASED OPTIONS — 0.1%
	Contracts	Notional Amount	Strike Price	Expiration Date	Fair Value
Put Options
HONG KONG — 0.0%
March 18 Puts on HSCEI*	640	$433,972,800	$11,400.00	03/28/18	$150,622

JAPAN — 0.0%
March 18 Puts on NKY*	200	4,619,658,000	22,000.00	03/09/18	293,608

UNITED STATES — 0.1%
iShares Russell 2000 ETF*	2,400	37,526,400	149.00	03/16/18	332,483
March 18 Puts on SPX*	218	61,559,058	2,600.00	03/16/18	169,111
PowerShares QQQ Trust Series 1*	5,380	91,137,200	151.00	03/16/18	319,474

Total Purchased Options					$1,265,298

*	Non-income producing security.
†	Real Estate Investment Trust.
(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2018, the value of these securities amounted $98,276,113 and represented 5.4% of net assets.
(2)	In U.S. Dollars unless otherwise indicated.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

Open futures contracts held by the Chiron Capital Allocation Fund (the ‘‘Fund’’) at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	333	Feb-2018	$4,513,199	$4,487,175	$(26,024)
CBOE Volatility Index	376	Mar-2018	5,362,493	5,141,800	(220,693)
Gold	187	Apr-2018	25,084,762	25,115,970	31,208
U.S. 2-Year Treasury Note	173	Mar-2018	37,111,624	36,889,547	(222,077)
U.S. 5-Year Treasury Note	142	Mar-2018	16,555,547	16,288,953	(266,594)

			$88,627,625	$87,923,445	$(704,180)

Open forward foreign currency contracts held by the Fund at January 31, 2018, are as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized (Depreciation)
Morgan Stanley	02/16/18	JPY8,070,000,000	USD 72,984,944	$(995,288)

Open OTC swap agreements held by the Fund at January 31, 2018, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Balkrishna	Total Return	USD 1M LIBOR	At Maturity	1/22/20	$1,824,109	$-	$12,169
	Industries		BBA + 465 BPS
Morgan Stanley	Delta	Total Return	USD 1M LIBOR	At Maturity	1/22/20	7,485,973	-	(236,637)
			BBA + 254 BPS
Morgan Stanley	Kumba Iron	Total Return	USD 1D FUNDS	At Maturity	6/14/18	5,836,647	-	4,676,785
			FED + 100 BPS
Morgan Stanley	MSCHIEU	USD 1D FUNDS	Total Return	At Maturity	6/4/18	(39,945,152)	-	(5,703,905)
	Basket Swap **	FED - 45 BPS
Morgan Stanley	MSCHIJP Basket Swap **	USD 1D FUNDS	Total Return	At Maturity	6/4/18	(27,329,914)	-	(2,241,791)
		FED - 110 BPS
Morgan Stanley	MSCHIUS	USD 1D FUNDS	Total Return	At Maturity	6/4/18	(110,332,285)	-	(6,301,586)
	Basket Swap **	FED - 65 BPS

						$(162,460,622)	$-	$(9,794,965)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of January 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)	Fair Value	Percentage of Basket
MSCHIEU Index
5,378	AAK	$(4,832,697)	$(690,077)	$(690,077)	12.10%
32,140	Acerinox	(466,735)	(66,647)	(66,647)	1.17
4,641	AMS AG	(488,687)	(69,781)	(69,781)	1.22
16,591	Ashtead Group PLC	(428,162)	(61,139)	(61,139)	1.07
5,410	Asos PLC	(493,030)	(70,402)	(70,402)	1.23
134,484	Banco BPM	(505,095)	(72,124)	(72,124)	1.26
121,151	Capital & Counties Propertie	(438,161)	(62,567)	(62,567)	1.10
23,631	Close Brothers Group PLC	(456,000)	(65,114)	(65,114)	1.14
4,652	DCC PLC	(422,295)	(60,301)	(60,301)	1.06
23,146	Deutsche Bank	(419,802)	(59,945)	(59,945)	1.05
11,580	Gemalto	(706,591)	(100,897)	(100,897)	1.77
2,361	Genmab	(3,177,998)	(453,797)	(453,797)	7.96
60,746	Hammerson PLC	(367,152)	(52,427)	(52,427)	0.92
11,699	Hapag-Lloyd	(479,354)	(68,449)	(68,449)	1.20
33,165	Hikma Pharmaceuticals PLC	(393,179)	(56,143)	(56,143)	0.98
46,644	Husqvarna	(4,701,676)	(671,368)	(671,368)	11.77
18,861	Kali & Salz	(523,040)	(74,687)	(74,687)	1.31
8,410	Kesko OYJ	(486,506)	(69,470)	(69,470)	1.22
10,785	King Span Group	(491,886)	(70,238)	(70,238)	1.23
240,330	Ladbrokes Coral Group	(500,888)	(71,523)	(71,523)	1.25
5,865	Lanxess	(504,873)	(72,093)	(72,093)	1.27
9,463	Metro Bank	(421,610)	(60,203)	(60,203)	1.06
18,924	OCI	(473,511)	(67,614)	(67,614)	1.19
7,805	Orsted	(3,482,889)	(497,334)	(497,334)	8.72
3,823	Paddy Power Betfair PLC	(437,704)	(62,501)	(62,501)	1.10
74,265	Petrofac	(482,186)	(68,853)	(68,853)	1.21
36,116	RPC Group PLC	(376,805)	(53,805)	(53,805)	0.94
135,681	Sainsbury PLC	(420,016)	(59,975)	(59,975)	1.05
16,311	Schibsted	(4,953,127)	(707,274)	(707,274)	12.40
8,990	Shire PLC	(366,756)	(52,370)	(52,370)	0.92
36,402	Siemens Gamesa Renewable Energy	(560,969)	(80,103)	(80,103)	1.40
20,064	Skanska	(3,939,446)	(562,527)	(562,527)	9.86
29,309	Tenaris	(503,950)	(71,961)	(71,961)	1.26
16,369	Thyssenkrupp	(508,537)	(72,616)	(72,616)	1.27
64,104	TP ICAP PLC	(416,527)	(59,477)	(59,477)	1.04
21,138	Travis Perkins PLC	(378,492)	(54,046)	(54,046)	0.95
16,532	Weir Group PLC	(447,715)	(63,931)	(63,931)	1.12
8,490	Zalando	(491,105)	(70,126)	(70,126)	1.23

		$(39,945,152)	$(5,703,905)	$(5,703,905)	100.00%

MSCHIJP Index
311,765	Acom	$(1,253,095)	$(102,788)	$(102,788)	4.59%
379,846	Aiful	(1,249,706)	(102,510)	(102,510)	4.57
91,286	Asics	(1,327,832)	(108,918)	(108,918)	4.86
37,415	Calbee	(1,156,687)	(94,880)	(94,880)	4.23
33,621	Coca-Cola Bottlers Japan Holdings	(1,055,753)	(86,600)	(86,600)	3.86
36,799	Domino’s Pizza Enterprises	(14,513)	(1,190)	(1,190)	0.05
25,859	Ezaki Glico Ltd	(1,110,603)	(91,099)	(91,099)	4.06
19,504	Familymart Uny Holdings	(1,183,822)	(97,105)	(97,105)	4.33
25,650	Furukawa Electic	(208)	(17)	(17)	0.00
40,434	Kawaski Heavy Ind	(1,484,280)	(121,751)	(121,751)	5.43
43,981	Keihan Holdings	(1,226,012)	(100,566)	(100,566)	4.49
68,313	Keikyu	(1,178,565)	(96,674)	(96,674)	4.31
140,826	Kobe Steel	(1,295,252)	(106,246)	(106,246)	4.74
45,948	Maruichi Steel Tube	(1,232,450)	(101,094)	(101,094)	4.51
49,249	Mitsubishi Logistics	(1,136,622)	(93,234)	(93,234)	4.16
24,565	Mitsui Mining Smelting	(1,246,120)	(102,215)	(102,215)	4.56
46,435	Monotaro Ltd	(376)	(31)	(31)	0.00
88,208	Nichi-IKO Pharmaceutical	(1,222,299)	(100,261)	(100,261)	4.47
248,140	Nippon Suisan Kaisha	(1,174,315)	(96,326)	(96,326)	4.30
17,818	Nissin Foods Holdings	(1,184,014)	(97,121)	(97,121)	4.33
71,091	Seibu Holdings	(1,261,639)	(103,489)	(103,489)	4.62
582,565	Sembcorp Industry	(16,051)	(1,317)	(1,317)	0.06
15,782	Softbank Group	(1,153,090)	(94,585)	(94,585)	4.22
14,439	Sosei Group	(1,380,694)	(113,254)	(113,254)	5.05
39,892	Tsumura	(1,199,311)	(98,376)	(98,376)	4.39
37,082	Universal Entertainment	(1,586,605)	(130,144)	(130,144)	5.81

		$(27,329,914)	$(2,241,791)	$(2,241,791)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSCHIUS Index
41,901	Acadia Healthcare	$(1,063,495)	$(60,741)	$(60,741)	0.96%
7,716	Acuity Brands	(887,478)	(50,688)	(50,688)	0.80
12,991	Advance Auto Parts	(1,131,866)	(64,646)	(64,646)	1.03
132,595	Advanced Micro Devices	(1,356,829)	(77,495)	(77,495)	1.23
19,295	Alaska Air Group	(944,558)	(53,948)	(53,948)	0.86
25,289	Aliment Couc	(1,211,975)	(69,221)	(69,221)	1.10
59,404	Allegheny Tech	(1,192,743)	(68,123)	(68,123)	1.08
8,763	Allegiant Travel	(1,039,310)	(59,360)	(59,360)	0.94
70,951	Altice USA	(1,134,496)	(64,796)	(64,796)	1.03
32,175	Archer-Daniels	(1,029,176)	(58,781)	(58,781)	0.93
54,231	Arconic	(1,214,081)	(69,342)	(69,342)	1.10
9,817	Athenahealth	(916,177)	(52,327)	(52,327)	0.83
33,249	Bankunited	(1,016,254)	(58,043)	(58,043)	0.92
16,271	Biomarin Pharmaceuticals	(1,093,369)	(62,447)	(62,447)	0.99
22,876	Black Hills	(946,415)	(54,054)	(54,054)	0.86
42,872	Blue Buffalo Pet	(1,084,938)	(61,966)	(61,966)	0.98
525,088	Bombardier	(1,360,890)	(77,727)	(77,727)	1.23
54,523	Caesarstone	(860,857)	(49,167)	(49,167)	0.78
13,076	Cantel Medical	(1,080,284)	(61,700)	(61,700)	0.98
19,404	Carmax Group	(1,031,362)	(58,906)	(58,906)	0.93
10,646	Caseys General	(960,222)	(54,843)	(54,843)	0.87
27,663	Cheniere Energy	(1,165,273)	(66,554)	(66,554)	1.06
48,221	Cheniere Energy Partners	(1,103,231)	(63,011)	(63,011)	1.00
4,164	Chipotle Mexican Grill	(1,007,146)	(57,523)	(57,523)	0.91
42,713	Cineplex	(999,490)	(57,086)	(57,086)	0.91
321,275	Community Health Systems	(1,351,877)	(77,212)	(77,212)	1.23
19,239	Compass Minerals	(1,044,526)	(59,658)	(59,658)	0.95
87,078	Conduent	(1,063,571)	(60,744)	(60,744)	0.96
27,716	Continental Resoureces	(1,146,225)	(65,466)	(65,466)	1.04
88,486	Covanta Holding	(1,077,465)	(61,539)	(61,539)	0.98
20,028	Dentsply Sirona	(907,021)	(51,804)	(51,804)	0.82
12,049	Diamondback Energy	(1,126,135)	(64,319)	(64,319)	1.02
70,156	Duluth Holdings	(920,097)	(52,551)	(52,551)	0.83
34,130	Enbridge	(1,144,596)	(65,373)	(65,373)	1.04
180,496	Endo International PLC	(928,879)	(53,053)	(53,053)	0.84
19,197	Enersys	(1,005,208)	(57,412)	(57,412)	0.91
42,075	Envision Healthcare	(1,127,774)	(64,412)	(64,412)	1.02
2,432	Fairfax Fin	(1,171,747)	(66,924)	(66,924)	1.06
73,697	Finisar	(985,751)	(56,301)	(56,301)	0.89
80,862	First Data	(1,065,938)	(60,881)	(60,881)	0.97
207,258	Franks International	(1,068,142)	(61,007)	(61,007)	0.97
26,724	Fresh Del Monte	(941,597)	(53,779)	(53,779)	0.85
58,845	Genesis Energy	(1,009,293)	(57,645)	(57,645)	0.91
33,980	Globant	(1,149,943)	(65,679)	(65,679)	1.04
103,875	Gulfport Energy	(786,761)	(44,936)	(44,936)	0.71
31,724	Hain	(901,120)	(51,467)	(51,467)	0.82
30,117	Halliburton	(1,204,484)	(68,794)	(68,794)	1.09
33,866	HD Supply Holdings	(980,886)	(56,023)	(56,023)	0.89
31,368	Hologic	(997,538)	(56,974)	(56,974)	0.90
46,696	ILG	(1,092,335)	(62,388)	(62,388)	0.99
194,381	Infinera	(936,634)	(53,495)	(53,495)	0.85
27,513	Integra LifeSciences Holdings	(1,079,018)	(61,628)	(61,628)	0.98
101,547	Intrexon	(983,153)	(56,151)	(56,151)	0.89
68,977	Kennedy-Wilson Holdings	(911,834)	(52,079)	(52,079)	0.83
47,221	Keyera	(1,217,154)	(69,517)	(69,517)	1.10
24,293	KMG	(1,099,110)	(62,775)	(62,775)	1.00
309,180	Lending Club	(842,761)	(48,134)	(48,134)	0.76
62,305	Liberty Latin America	(1,051,930)	(60,081)	(60,081)	0.95
40,594	Liberty Media-Liberty Formula One	(1,078,685)	(61,609)	(61,609)	0.98
40,986	Lions Gate	(1,032,950)	(58,997)	(58,997)	0.94
6,382	M Marietta	(1,084,462)	(61,939)	(61,939)	0.98
20,279	Maxar Technologies Ltd	(1,172,301)	(66,956)	(66,956)	1.06
24,097	Mercury General	(878,474)	(50,174)	(50,174)	0.80
32,159	Navistar International	(1,097,650)	(62,692)	(62,692)	0.99
41,347	Newell Brands	(814,178)	(46,501)	(46,501)	0.74
102,258	NGL Energy Partners	(1,275,628)	(72,857)	(72,857)	1.16
49,343	Noble Energy	(1,121,567)	(64,058)	(64,058)	1.02
22,485	Nuvasive	(818,360)	(46,740)	(46,740)	0.74

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSCHIUS Index (continued)
130,748	Oasis Petroleum	$(843,264)	$(48,163)	$(48,163)	0.76%
40,440	Open Text	(1,268,574)	(72,454)	(72,454)	1.15
260,717	Opko Health	(865,997)	(49,461)	(49,461)	0.78
276,635	Pandora Media	(984,796)	(56,246)	(56,246)	0.89
49,830	Parsley Energy	(875,819)	(50,022)	(50,022)	0.79
61,807	Paterson-UTI Energy	(1,087,249)	(62,098)	(62,098)	0.99
69,341	Peoples United Financial	(1,015,797)	(58,017)	(58,017)	0.92
16,731	Post Holdings	(942,856)	(53,851)	(53,851)	0.85
15,333	PriceSmart	(972,906)	(55,567)	(55,567)	0.88
137,449	QEP Resources	(958,142)	(54,724)	(54,724)	0.87
34,201	Quanta Services	(980,398)	(55,995)	(55,995)	0.89
76,043	Range Resources	(807,018)	(46,093)	(46,093)	0.73
54,366	Reata Pharmaceuticals	(1,153,932)	(65,906)	(65,906)	1.05
48,685	Ritchie Bros	(1,450,683)	(82,855)	(82,855)	1.31
23,444	Seattle Genetic	(913,142)	(52,154)	(52,154)	0.83
13,762	Shopify	(1,609,561)	(91,929)	(91,929)	1.46
9,531	Signature Bank	(1,093,108)	(62,432)	(62,432)	0.99
60,083	SM Energy	(1,044,841)	(59,676)	(59,676)	0.95
15,756	Southwest Gas Holdings	(863,388)	(49,312)	(49,312)	0.78
30,651	Spirit Airlines	(961,495)	(54,915)	(54,915)	0.87
55,397	Sprts Farmers Market	(1,152,307)	(65,814)	(65,814)	1.04
50,442	Sterling Bancorp	(929,779)	(53,104)	(53,104)	0.84
29,181	Targa Resources	(1,043,161)	(59,580)	(59,580)	0.95
15,463	Tesaro	(776,858)	(44,370)	(44,370)	0.71
4,327	Tesla	(1,141,696)	(65,208)	(65,208)	1.04
48,613	The Medicines Company	(1,199,465)	(68,507)	(68,507)	1.09
21,555	T-Mobile US	(1,045,076)	(59,689)	(59,689)	0.95
74,448	TPI Composites	(1,113,349)	(63,588)	(63,588)	1.01
38,209	Trip Advisor	(986,584)	(56,348)	(56,348)	0.90
442,694	Turquoise Hill Resources	(1,236,364)	(70,614)	(70,614)	1.12
52,582	Twilio	(1,027,565)	(58,689)	(58,689)	0.93
36,199	United Bankshares	(992,095)	(56,663)	(56,663)	0.90
17,081	Wabtec	(1,030,899)	(58,879)	(58,879)	0.94
18,104	Wayfair	(1,240,595)	(70,856)	(70,856)	1.13
10,171	Wex	(1,172,688)	(66,978)	(66,978)	1.06
47,216	World Fuel Services	(980,725)	(56,014)	(56,014)	0.89
38,176	Zayo Group Holdings	(1,043,440)	(59,596)	(59,596)	0.95

		$(110,332,285)	$(6,301,586)	$(6,301,586)	100.00%

Open centrally cleared swap agreements held by the Fund at January 31, 2018, is as follows:

Credit Default Swaps

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Appreciation
CDX Investment Grade CDSI S29	BUY	5.00%	12/20/22	$16,000,000	$57,371

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

CBOE — Chicago Board Options Exchange

Cl — Class

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

NVDR — Non Voting Depository Receipt

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Liability Company

USD — United States Dollar

VAR — Variable

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2018
(Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2018:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$17,786,471	$—	$—	$ 17,786,471
Brazil	22,231,919	—	—	22,231,919
Canada	18,003,277	—	—	18,003,277
China	179,141,157	—	—	179,141,157
France	20,657,297	—	—	20,657,297
Germany	43,711,697	—	—	43,711,697
Hong Kong	22,514,928	—	—	22,514,928
Ireland	23,910,078	—	—	23,910,078
Italy	18,893,667	—	—	18,893,667
Japan	166,478,785	—	—	166,478,785
Peru	14,129,430	—	—	14,129,430
Russia	52,960,574	—	—	52,960,574
Spain	18,706,031	—	—	18,706,031
Switzerland	20,300,769	—	—	20,300,769
Thailand	9,144,100	—	—	9,144,100
Turkey	20,124,968	—	—	20,124,968
United Kingdom	52,211,530	—	—	52,211,530
United States	611,416,032	—	—	611,416,032

Total Common Stock	1,332,322,710	—	—	1,332,322,710
Preferred Stock United States	13,866,450	—	—	13,866,450

Total Preferred Stock	13,866,450	—	—	13,866,450
U.S. Treasury Obligations	—	178,120,599	—	178,120,599
Corporate Obligations	—	171,800,629	—	171,800,629
Registered Investment Companies	8,212,319	—	—	8,212,319
U.S. Government Agency Obligation	—	4,001,275	—	4,001,275

Total Investments in Securities	$1,354,401,479	$353,922,503	$—	$1,708,323,982

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Appreciation	$31,208	$—	$—	$31,208
Unrealized Depreciation	(735,388)	—	—	(735,388)
Forwards Contracts‡
Unrealized Depreciation	—	(995,228)	—	(995,228)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	$—	$4,688,954	$—	$4,688,954
Unrealized Depreciation	—	(14,483,919)	—	(14,483,919)
Centrally Cleared Swaps‡
Credit Default Swaps
Unrealized Appreciation	—	57,371	—	57,371

Total Other Financial Instruments	$(704,180)	$(10,732,822)	$—	$(11,437,002)

‡   Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2018. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $6,438,410)
COMMON STOCK — 93.7%
	Shares	Fair Value
BRAZIL — 0.4%
Pagseguro Digital, Cl A *	1,000	$27,940

CANADA — 1.6%
Linamar	1,196	70,622
Stars Group *	1,269	32,241

		102,863

CHINA — 4.3%
3SBio * (1)	24,000	48,904
China International Capital, Cl H (1)	30,200	67,869
Huabao International Holdings	127,000	95,624
Shimao Property Holdings	20,500	61,191

		273,588

DENMARK — 3.3%
GN Store Nord	2,760	93,097
TDC	17,982	120,020

		213,117

FRANCE — 3.7%
Faurecia	1,093	98,221
Ubisoft Entertainment *	1,644	140,715

		238,936

HONG KONG — 1.0%
Champion †	88,000	65,359

IRELAND — 2.1%
ICON ADR *	1,219	133,505

ITALY — 3.2%
Moncler	3,003	98,952
Recordati	2,384	108,538

		207,490

JAPAN — 17.1%
Brother Industries	3,200	81,810
Daiichikosho	1,700	92,498
Haseko	5,500	85,848
Kanamoto	3,200	98,635
Kurita Water Industries	3,700	120,995
Leopalace21	9,900	82,069
Nexon	2,600	86,333
Oji Holdings	15,000	102,638
Pola Orbis Holdings	2,100	82,138
Sankyu	1,800	83,594
Sekisui Chemical	2,900	55,253
Sumitomo Chemical	7,300	53,495
TS Tech	1,700	72,644

		1,097,950

MEXICO — 1.5%
Becle *	52,700	95,508

NETHERLANDS — 3.6%
Euronext (1)	1,842	124,867
Philips Lighting (1)	2,773	109,138

		234,005

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
NEW ZEALAND — 1.1%
Air New Zealand	31,662	$71,867

PHILIPPINES — 1.8%
Bloomberry Resorts *	473,200	113,273

PORTUGAL — 1.8%
Navigator	20,859	117,109

SWITZERLAND — 1.3%
Temenos Group	614	84,835

THAILAND — 0.9%
Tisco Financial Group NVDR	21,600	61,035

TURKEY — 0.9%
Turkiye Vakiflar Bankasi TAO, Cl D	28,079	56,284

UNITED KINGDOM — 4.3%
Rightmove	1,764	110,529
Taylor Wimpey	38,951	105,410
Thomas Cook Group	35,148	62,980

		278,919

UNITED STATES — 39.8%
Alliance Resource Partners (2)	4,222	86,551
AllianceBernstein Holding (2)	3,097	84,548
Allison Transmission Holdings	1,450	64,148
Aspen Technology *	1,204	93,250
Black Knight *	1,393	68,953
Dolby Laboratories, Cl A	1,818	116,970
Donaldson	2,173	110,084
Fair Isaac	285	49,208
Generac Holdings *	2,484	121,542
Graco	2,293	107,312
Jack Henry & Associates	710	88,509
Lazard, Cl A	2,150	125,926
Live Nation Entertainment *	1,483	66,824
MGM Growth Properties, Cl A	2,840	79,690
MSCI, Cl A	617	85,905
National Instruments	2,071	103,426
New Residential Investment †	4,610	79,707
Nexteer Automotive Group	35,000	74,987
NVR *	15	47,673
ON Semiconductor *	4,322	106,926
PerkinElmer	1,097	87,936
Rexnord *	3,406	95,743
Trimble *	1,903	83,922
Valero Energy Partners (2)	1,915	85,945
Varian Medical Systems *	1,063	135,532
Virtusa *	2,095	93,479
Voya Financial	2,193	113,839
Zions Bancorporation	1,889	102,063

		2,560,598

TOTAL COMMON STOCK (Cost $5,496,927)		$6,034,181

TOTAL INVESTMENTS — 93.7% (Cost $5,496,927)		$6,034,181

†	Real Estate Investment Trust.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2018, the value of these securities amounted $350,778 and represented 5.4% of net assets.
(2)	Security considered Master Limited Partnership. At January 31, 2018, these securities amounted to $257,044 or 4.0% of net assets.

Open forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized (Depreciation)
Morgan Stanley	02/16/18	JPY 57,300,000	USD 518,220	$(7,067)

Open OTC swap agreements held by the Fund at January 31, 2018, is as follows:

		Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Hyundia Marine	Total Return	USD 1M LIBOR	At Maturity	11/8/19	$53,842	$-	$3,744
	& Fire Insurance		BBA + 105 BPS
Morgan Stanley	Lotte Himart	Total Return	USD 1M LIBOR	At Maturity	11/8/19	42,263	-	4,867
			BBA + 105 BPS
Morgan Stanley	LS Industrial	Total Return	USD 1M LIBOR	At Maturity	11/8/19	74,969	-	9,479

						$171,074	$-	$18,090

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

Cl — Class

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

OTC — Over the Counter

USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,034,181	$—	$—	$6,034,181

Total Investments in Securities	$6,034,181	$—	$—	$6,034,181

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts‡
Unrealized Depreciation	$—	$(7,067)	$—	$(7,067)
Total Return Swaps
Unrealized Appreciation	—	18,090	—	18,090

Total Other Financial Instruments	$—	$11,023	$—	$11,023

CHI-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018